April 21, 1997
                 DREYFUS PREMIER STATE MUNICIPAL BOND FUND
                         SUPPLEMENT TO PROSPECTUS
                         DATED DECEMBER 16, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name changed from Premier State Municipal Bond Fund to Dreyfus Premier State Municipal Bond Fund.
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY SHARES":
        The DDA number for Dreyfus Premier State Municipal Bond Fund -- New Jersey Series is DDA# 8900088389.
                                                                  PSTMBs042197